INTANGIBLE ASSETS AND GOODWILL, NET - Schedule of Key Assumptions Used for Calculation of Fair Value Less Selling Costs (Details)	Dec. 31, 2025	Dec. 31, 2024
Mibanco - Edyficar Perú
Key assumptions used for calculation of fair value less selling costs [Abstract]
Perpetual growth rate	5.60%	5.60%
Discount rate	10.60%	11.90%
Prima AFP – AFP Unión Vida
Key assumptions used for calculation of fair value less selling costs [Abstract]
Perpetual growth rate	1.60%	1.60%
Discount rate	14.50%	14.20%
Credicorp Capital Colombia
Key assumptions used for calculation of fair value less selling costs [Abstract]
Perpetual growth rate	3.80%	3.80%
Discount rate	14.40%	14.40%
Credicorp Capital Colombia (*)
Key assumptions used for calculation of fair value less selling costs [Abstract]
Perpetual growth rate	4.60%	4.60%
Discount rate	9.60%	10.90%
Banco de Crédito del Perú S.A. (*)
Key assumptions used for calculation of fair value less selling costs [Abstract]
Perpetual growth rate	5.90%	6.10%
Discount rate	12.30%	13.80%
Pacífico Seguros
Key assumptions used for calculation of fair value less selling costs [Abstract]
Perpetual growth rate	4.60%	4.60%
Pacífico Seguros | Bottom of range
Key assumptions used for calculation of fair value less selling costs [Abstract]
Perpetual growth rate	9.90%
Discount rate		10.70%
Pacífico Seguros | Top of range
Key assumptions used for calculation of fair value less selling costs [Abstract]
Perpetual growth rate	11.30%
Discount rate		12.30%
Atlantic Security Holding Corporation
Key assumptions used for calculation of fair value less selling costs [Abstract]
Perpetual growth rate	3.00%	2.30%
Discount rate	11.40%	11.30%
Monokera S.A.S.
Key assumptions used for calculation of fair value less selling costs [Abstract]
Perpetual growth rate	0.00%	0.00%
Discount rate	30.00%	30.00%
Tenpo
Key assumptions used for calculation of fair value less selling costs [Abstract]
Perpetual growth rate	0.00%	0.00%
Discount rate	25.00%	25.00%
Joinnus
Key assumptions used for calculation of fair value less selling costs [Abstract]
Perpetual growth rate	0.00%	0.00%
Discount rate	25.00%	25.00%
Compañía Incubadora de Soluciones Móviles S.A - Culqi
Key assumptions used for calculation of fair value less selling costs [Abstract]
Perpetual growth rate		0.00%
Discount rate		30.00%
Wally POS S.A.C
Key assumptions used for calculation of fair value less selling costs [Abstract]
Perpetual growth rate		0.00%
Discount rate		25.00%
Sami Shop S.A.C
Key assumptions used for calculation of fair value less selling costs [Abstract]
Perpetual growth rate		0.00%
Discount rate		25.00%